UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           VALENZUELA CAPITAL PARTNERS, LLC
Address:        1270 Avenue of the Americas, Suite 508
		New York, NY 10020


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Fred T. Perlstadt
Title:  Vice President Administration
Phone:  (212) 332-8590

Signature, Place, and Date of Signing:

             Fred T. Perlstadt      New York, NY        02/14/2002


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           78

Form 13F Information Table Value Total: $         1,075,365



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Ltd                        com              G0070K103    21155   526890 SH       SOLE                   443970             82920
Alabama Nat'l BanCorp          com              010317105     1181    35041 SH       SOLE                     8741             26300
Alliant Techsystems            com              018804104     1171    15164 SH       SOLE                     3739             11425
Amerada Hess Corp              com              023551104    18827   301238 SH       SOLE                   244449             56789
American Standard Cos          com              029712106    20319   297800 SH       SOLE                   246957             50843
AmerisourceBergen              com              03073E105    23584   371103 SH       SOLE                   311794             59309
Apple Computer Inc             com              037833100    27104  1237612 SH       SOLE                  1043435            194177
Apria Healthcare Group         com              037933108    30987  1239980 SH       SOLE                  1007121            232859
Area Bancshares                com              039872106     1217    62525 SH       SOLE                    15760             46765
Arrow Electronics Inc          com              042735100    26635   890792 SH       SOLE                   748270            142522
Autodesk Inc                   com              052769106    15583   418100 SH       SOLE                   328300             89800
Bally Total Fitness Holdings   com              05873K108     1314    60945 SH       SOLE                    15045             45900
Bear Stearns Cos               com              073902108    19342   329835 SH       SOLE                   279618             50217
Beverly Enterprises            com              087851309     1650   191880 SH       SOLE                    49480            142400
Chesapeake Energy              com              165167107     1457   220466 SH       SOLE                    55866            164600
Children's Place               com              168905107     1334    49144 SH       SOLE                    12344             36800
Clark/Bardes Inc.              com              180668105     1202    47632 SH       SOLE                    13132             34500
Columbia Sportswear            com              198516106     1437    43142 SH       SOLE                    10592             32550
Delphi Financial Group         com              247131105     1398    41974 SH       SOLE                    10534             31440
Doral Financial                com              25811P100    21979   704227 SH       SOLE                   562309            141918
Dupont Photomasks Inc          com              26613X101     1245    28648 SH       SOLE                     7108             21540
EChapman.com Inc               com              26830Q103     1059   569206 SH       SOLE                                     569206
EMCOR Group Inc                com              29084Q100     1465    32274 SH       SOLE                     8274             24000
Electronics for Imaging        com              286082102     1535    68809 SH       SOLE                    17609             51200
Engelhard Corp                 com              292845104    21595   780180 SH       SOLE                   655419            124761
Everest Re Group Ltd           com              G3223R108    21941   310339 SH       SOLE                   260171             50168
Exelon Corp                    com              30161N101    21521   449484 SH       SOLE                   364730             84754
First American Corp            com              318522307     1044    55689 SH       SOLE                    14209             41480
Forward Air Corp               com              349853101     1871    55154 SH       SOLE                    14029             41125
Franklin Resources Inc         com              354613101    25974   736431 SH       SOLE                   618503            117928
General Dynamics Corp          com              369550108    18584   233350 SH       SOLE                   196421             36929
Genesee & Wyoming A            com              371559105     2028    62126 SH       SOLE                    15531             46595
Hartford Financial Svcs        com              416515104    22709   361438 SH       SOLE                   303524             57914
Hovnanian Enterprises          com              442487203     2238   105164 SH       SOLE                    23804             81360
IPC Holdings                   com              G4933P101     1452    49040 SH       SOLE                    12340             36700
Jefferies Group Inc            com              472319102     1692    39993 SH       SOLE                     9748             30245
KEMET Corp                     com              488360108     1381    77807 SH       SOLE                    20382             57425
Legg Mason Inc                 com              524901105    20123   402612 SH       SOLE                   334179             68433
Leggett & Platt Inc            com              524660107    28065  1220201 SH       SOLE                  1023964            196237
Lehman Brothers                com              524908100    27449   410910 SH       SOLE                   345564             65346
Linear Technology Corp         com              535678106    19264   493449 SH       SOLE                   408089             85360
MBNA Corporation               com              55262L100    28509   809923 SH       SOLE                   678968            130955
MasTec Inc                     com              576323109     1419   204159 SH       SOLE                    52659            151500
Norfolk Southern Corp          com              655844108    22908  1249750 SH       SOLE                  1055951            193799
Northern Trust Corp            com              665859104    24262   402885 SH       SOLE                   338247             64638
Nucor Corp                     com              670346105    22252   420165 SH       SOLE                   359349             60816
Oakley Inc                     com              673662102     1564    96184 SH       SOLE                    23659             72525
Ocean Energy Inc               com              67481E106    25555  1330968 SH       SOLE                  1117667            213301
Orbotech Ltd                   com              M75253100     1356    43543 SH       SOLE                    10893             32650
Owens & Minor Inc              com              690732102     1577    85232 SH       SOLE                    20042             65190
PNC Fin Svcs Group             com              693475105    24778   440896 SH       SOLE                   373703             67193
PNM Resources Inc              com              744499104      925    33107 SH       SOLE                    10662             22445
PPL Corp                       com              69351T106    19538   560621 SH       SOLE                   455513            105108
Parametric Technology          com              699173100     1158   148214 SH       SOLE                    32614            115600
Perrigo Co                     com              714290103     1262   106736 SH       SOLE                    25626             81110
Praxair Inc                    com              74005P104    27990   506608 SH       SOLE                   426300             80308
Reebok Int'l Ltd               com              758110100    25722   970627 SH       SOLE                   777209            193418
Ruby Tuesday Inc               com              781182100     1513    73337 SH       SOLE                    19727             53610
S&P Midcap 400                 com              595635103    10549   113677 SH       SOLE                   113677
Sanmina Corp                   com              800907107    25747  1293810 SH       SOLE                  1091339            202471
Scholastic Corp                com              807066105     1353    26875 SH       SOLE                     7475             19400
SouthTrust Corporation         com              844730101    22605   916310 SH       SOLE                   780483            135827
Stanley Works (The)            com              854616109    27680   594382 SH       SOLE                   500993             93389
Staten Island Bancorp          com              857550107     1651   101225 SH       SOLE                    24935             76290
Supervalu Inc                  com              868536103    28506  1288717 SH       SOLE                  1050310            238407
TJX Companies Inc              com              872540109    24750   620922 SH       SOLE                   519238            101684
Technitrol, Inc                com              878555101     1328    48083 SH       SOLE                    12203             35880
Tenet Healthcare Corp          com              88033G100    26651   453859 SH       SOLE                   379911             73948
Teradyne Inc                   com              880770102    20502   680225 SH       SOLE                   562020            118205
Tribune Company                com              896047107    24442   653001 SH       SOLE                   552776            100225
UTI Worldwide Inc              com              G87210103     2141   109425 SH       SOLE                    30060             79365
United Rentals Inc             com              911363109    22787  1003836 SH       SOLE                   812103            191733
Universal Corp                 com              913456109     1425    39146 SH       SOLE                     9296             29850
UnumProvident Corp             com              91529Y106    25120   947576 SH       SOLE                   808853            138723
Vishay Intertechnology         com              928298108    26008  1333766 SH       SOLE                  1121181            212585
WellPoint Health Networks      com              94973H108    19934   170599 SH       SOLE                   141119             29480
Whirlpool Corp                 com              963320106    19680   268380 SH       SOLE                   225325             43055
Zions Bancorporation           com              989701107    27109   515572 SH       SOLE                   436936             78636